Issued Capital (Tables)	12 Months Ended
Jun. 30, 2024
Issued Capital [Abstract]
Schedule of Ordinary Shares
	Consolidated
	30 June 2024	30 June 2023	30 June 2024	30 June 2023
	Shares	Shares	$	$

Ordinary shares - fully paid	8,118,075	8,118,075	26,608,227	26,608,227

Schedule of Movements in Ordinary Share Capital	Movements in ordinary share capital
Details	Date	Shares	Issue price	$

Opening balance	1 July 2022	7,371,807		25,298,909
Shares issued to existing shareholders	26 September 2022	746,268	$1.91776	1,431,162
Share capital raising costs		-		(121,844)

Opening balance	30 June 2023	8,118,075		26,608,227

Closing balance	30 June 2024	8,118,075		26,608,227